Losses per Share - 6K (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings per Share [Abstract]
Net loss	$ (11,859)	$ (2,056)	$ (8,956)	$ 80,348	$ 10,907
Weighted average common shares outstanding - basic and diluted (in shares)	19,370,412	7,130,807
Net loss per common share - basic and diluted (in dollars per share)	$ (0.61)	$ (0.29)	$ (0.83)	$ 30.06	$ 4.56
Losses per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	27,882,890	4,444,444	17,446,444	15,185	15,185
Non-vested Equity Incentive Plan Shares [Member]
Losses per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	144,000	0	152,000	0	0
Convertible Promissory Note Shares [Member]
Losses per Share [Abstract]
Antidilutive securities not included in computation of diluted EPS (in shares)	27,738,890	4,444,444	17,294,444	0	0